Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Deposits	$ 160,617
Deposits	690,879	$ 676,534
U.S. dollar [member]
Disclosure Of Deposits [line items]
Deposits	224,829	219,195
Chile, Pesos
Disclosure Of Deposits [line items]
Deposits	23,141	22,731
Mexico, Pesos [member]
Disclosure Of Deposits [line items]
Deposits	20,240	18,341
Other Foreign Currencies [member]
Disclosure Of Deposits [line items]
Deposits	84,400	79,582
Non interest bearing deposits [member]
Disclosure Of Deposits [line items]
Deposits	$ 128	$ 141